Annual Fund Operating Expenses - Calamos Alternative Nasdaq & Bond ETF - Calamos Alternative Nasdaq & Bond ETF	Apr. 25, 2025	[1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Acquired Fund Fees and Expenses	0.15%	[4]
Expenses (as a percentage of Assets)	0.89%	[5]

[1]	Expense information has been restated to reflect current fees and expenses.
[2]	“Management Fees” has been restated to reflect the reduction of contractual management fees effective May 2, 2025.
[3]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[4]	"Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in closed-end funds, exchange-traded funds ("ETFs"), other investment companies, and business development companies ("BDCs"). “Acquired Fund Fees and Expenses” has been restated and are based on acquired fund fees and expenses as of April 15, 2025.
[5]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.